Consolidated Statement of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (66,441)
Changes in operating assets and liabilities:
Due to related party	66,441
Net cash provided by (used in) operating activities
Cash Flows from Financing Activities:
Receivable from shareholder	0
Sale of ordinary shares	0
Net cash provided by (used in) financing activities
Net change in cash
Cash, beginning of the period
Cash, end of the period
Breeze Holdings Acquisition Corp.
Cash Flows from Operating Activities:
Net loss		(2,304,638)	$ (2,549,111)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income held in Trust Account		(598,182)	(554,701)
Change in fair value of warrant liabilities		677,000	1,015,500
Changes in operating assets and liabilities:
Prepaid expenses		(58,415)	10,951
Prepaid franchise taxes		57,550	(47,550)
Prepaid income taxes		53	(36,742)
Accounts payable and accrued expenses		449,877	139,139
Franchise tax payable		50,450
Income tax payable			(2,089)
Net cash provided by (used in) operating activities		(1,609,475)	(2,024,603)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(359,273)	(528,514)
Cash withdrawn from Trust Account to redeeming stockholders		3,081,712	5,627,005
Cash withdrawn from Trust Account to pay franchise and income taxes		321,226	209,650
Net cash provided by investing activities		3,043,665	5,308,141
Cash Flows from Financing Activities:
Proceeds from working capital loan – related party		1,385,695	1,811,900
Proceeds from promissory note for extensions – related party		359,273	521,666
Redemptions of common stock		(3,081,712)	(5,627,005)
Net cash provided by (used in) financing activities		(1,336,744)	(3,293,439)
Net change in cash		97,446	(9,901)
Cash, beginning of the period		4,228	14,129
Cash, end of the period	$ 101,674	101,674	4,228
Supplemental disclosure of non-cash financing activities:
Excise taxes payable		160,441	56,270
Re-measurement of common stock to redemption value		866,056	544,550
Trust amount payable to redeeming stockholders		$ 7,353,424